Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets
Non-current assets (note 11)	$ 26,482	$ 23,630
Pension benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of year	765,618	834,913
Projected benefit obligation assumed from business combination	87,933	0
Plan Settlements	(112)	(1,294)
Service cost	16,309	14,673
Interest cost	24,787	20,676
Actuarial gain	(198,074)	(36,597)
Contributions from retirees	0	0
Plan amendments	0	237
Medicare Part D	0	0
Benefits paid	(68,197)	(66,800)
Foreign exchange	(129)	(190)
Projected benefit obligation, end of year	628,135	765,618
Change in plan assets
Fair value of plan assets, beginning of year	648,864	629,157
Plan assets acquired in business combination	74,532	0
Actual return on plan assets	(109,118)	58,721
Employer contributions	23,296	29,058
Plan Settlements	(112)	(1,294)
Contributions from retirees	0	0
Medicare Part D subsidy receipts	0	0
Benefits paid	(68,197)	(66,800)
Foreign exchange	(10)	22
Fair value of plan assets, end of year	569,255	648,864
Unfunded status	(58,880)	(116,754)
Non-current assets (note 11)	12,264	11,751
Current liabilities	(1,907)	(1,902)
Non-current liabilities	(69,237)	(126,603)
Net amount recognized	(58,880)	(116,754)
OPEB
Change in projected benefit obligation
Projected benefit obligation, beginning of year	292,646	306,524
Projected benefit obligation assumed from business combination	5,195	0
Plan Settlements	0	0
Service cost	6,277	7,307
Interest cost	9,146	8,048
Actuarial gain	(82,991)	(18,977)
Contributions from retirees	2,220	2,040
Plan amendments	(2,452)	310
Medicare Part D	367	373
Benefits paid	(13,078)	(12,979)
Foreign exchange	0	0
Projected benefit obligation, end of year	217,330	292,646
Change in plan assets
Fair value of plan assets, beginning of year	192,375	176,616
Plan assets acquired in business combination	8,577	0
Actual return on plan assets	(30,105)	15,200
Employer contributions	11,811	11,178
Plan Settlements	0	0
Contributions from retirees	2,220	1,988
Medicare Part D subsidy receipts	367	372
Benefits paid	(13,078)	(12,979)
Foreign exchange	0	0
Fair value of plan assets, end of year	172,167	192,375
Unfunded status	(45,163)	(100,271)
Non-current assets (note 11)	14,218	11,879
Current liabilities	(3,039)	(699)
Non-current liabilities	(56,342)	(111,451)
Net amount recognized	$ (45,163)	$ (100,271)